Disclosure of share price risk explanatory (Details) - Share price risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Sensitivity analysis, variance, percentage	25.00%	25.00%
Effect of variance increase on after-tax profit	$ 0.0	$ 0.0
Effect of variance increase on other comprehensive income	5.5	4,500,000.0
Effect of variance decrease on after-tax profit	(1.9)	(800,000.0)
Effect of variance decrease on other comprehensive income	$ (3.6)	$ (3,700,000.0)